Distribution Date:	08/17/26	JPMDB Commercial Mortgage Securities Trust 2017-C5
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C5

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States

Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9090
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	21	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
		Directing Certificateholder	Barings LLC
Interest Shortfall Detail - Collateral Level	24
			-
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590TAA3	2.096100%	32,683,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590TAB1	3.329800%	37,129,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590TAC9	3.596900%	11,341,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590TAD7	3.414000%	200,000,000.00	43,812,166.50	34,859,757.65	124,645.61	0.00	0.00	34,984,403.26	8,952,408.85	36.10%	30.00%
A-5	46590TAE5	3.693900%	392,116,000.00	392,116,000.00	0.00	1,207,031.08	0.00	0.00	1,207,031.08	392,116,000.00	36.10%	30.00%
A-SB	46590TAF2	3.491900%	57,148,000.00	3,229,239.21	1,048,911.61	9,396.82	0.00	0.00	1,058,308.43	2,180,327.60	36.10%	30.00%
A-S	46590TAJ4	3.857500%	93,910,000.00	93,910,000.00	0.00	301,881.52	0.00	0.00	301,881.52	93,910,000.00	21.22%	21.00%
B	46590TAK1	4.008800%	44,347,000.00	44,347,000.00	0.00	148,148.54	0.00	0.00	148,148.54	44,347,000.00	14.19%	16.75%
C	46590TAL9	4.512200%	45,651,000.00	45,651,000.00	0.00	171,655.37	0.00	0.00	171,655.37	45,651,000.00	6.95%	12.37%
D	46590LBA9	4.762390%	23,478,000.00	23,478,000.00	0.00	8,386.39	0.00	0.00	8,386.39	23,478,000.00	3.23%	10.12%
E-RR	46590LBC5	4.762390%	29,999,000.00	20,406,822.63	0.00	0.00	0.00	0.00	0.00	20,406,822.63	0.00%	7.25%
F-RR	46590LBE1	4.762390%	20,869,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.25%
G-RR	46590LBG6	4.762390%	10,434,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.25%
NR-RR	46590LBJ0	4.762390%	44,347,191.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46590LBL5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,043,452,191.01	666,950,228.34	35,908,669.26	1,971,145.33	0.00	0.00	37,879,814.59	631,041,559.08

X-A	46590TAG0	1.063897%	824,327,000.00	533,067,405.71	0.00	472,607.38	0.00	0.00	472,607.38	497,158,736.45
X-B	46590TAH8	0.498243%	89,998,000.00	89,998,000.00	0.00	37,367.40	0.00	0.00	37,367.40	89,998,000.00
Notional SubTotal			914,325,000.00	623,065,405.71	0.00	509,974.78	0.00	0.00	509,974.78	587,156,736.45

Deal Distribution Total					35,908,669.26	2,481,120.11	0.00	0.00	38,389,789.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590TAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590TAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590TAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590TAD7	219.06083250	174.29878825	0.62322805	0.00000000	0.00000000	0.00000000	0.00000000	174.92201630	44.76204425
A-5	46590TAE5	1,000.00000000	0.00000000	3.07825001	0.00000000	0.00000000	0.00000000	0.00000000	3.07825001	1,000.00000000
A-SB	46590TAF2	56.50660058	18.35430129	0.16442955	0.00000000	0.00000000	0.00000000	0.00000000	18.51873084	38.15229929
A-S	46590TAJ4	1,000.00000000	0.00000000	3.21458332	0.00000000	0.00000000	0.00000000	0.00000000	3.21458332	1,000.00000000
B	46590TAK1	1,000.00000000	0.00000000	3.34066656	0.00000000	0.00000000	0.00000000	0.00000000	3.34066656	1,000.00000000
C	46590TAL9	1,000.00000000	0.00000000	3.76016670	0.00000000	0.00000000	0.00000000	0.00000000	3.76016670	1,000.00000000
D	46590LBA9	1,000.00000000	0.00000000	0.35720206	3.61145626	13.34383082	0.00000000	0.00000000	0.35720206	1,000.00000000
E-RR	46590LBC5	680.25009600	0.00000000	0.00000000	2.69968032	55.51557219	0.00000000	0.00000000	0.00000000	680.25009600
F-RR	46590LBE1	0.00000000	0.00000000	0.00000000	0.00000000	111.75274474	0.00000000	0.00000000	0.00000000	0.00000000
G-RR	46590LBG6	0.00000000	0.00000000	0.00000000	0.00000000	254.19615296	0.00000000	0.00000000	0.00000000	0.00000000
NR-RR	46590LBJ0	0.00000000	0.00000000	0.00000000	0.00000000	263.78910312	0.00000000	0.00000000	0.00000000	0.00000000
R	46590LBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590TAG0	646.66983577	0.00000000	0.57332512	0.00000000	0.00000000	0.00000000	0.00000000	0.57332512	603.10864069
X-B	46590TAH8	1,000.00000000	0.00000000	0.41520256	0.00000000	0.00000000	0.00000000	0.00000000	0.41520256	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	124,645.61	0.00	124,645.61	0.00	0.00	0.00	124,645.61	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,207,031.08	0.00	1,207,031.08	0.00	0.00	0.00	1,207,031.08	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	9,396.82	0.00	9,396.82	0.00	0.00	0.00	9,396.82	0.00
X-A	07/01/26 - 07/30/26	30	0.00	472,607.38	0.00	472,607.38	0.00	0.00	0.00	472,607.38	0.00
X-B	07/01/26 - 07/30/26	30	0.00	37,367.40	0.00	37,367.40	0.00	0.00	0.00	37,367.40	0.00
A-S	07/01/26 - 07/30/26	30	0.00	301,881.52	0.00	301,881.52	0.00	0.00	0.00	301,881.52	0.00
B	07/01/26 - 07/30/26	30	0.00	148,148.54	0.00	148,148.54	0.00	0.00	0.00	148,148.54	0.00
C	07/01/26 - 07/30/26	30	0.00	171,655.37	0.00	171,655.37	0.00	0.00	0.00	171,655.37	0.00
D	07/01/26 - 07/30/26	30	227,593.45	93,176.16	0.00	93,176.16	84,789.77	0.00	0.00	8,386.39	313,286.46
E-RR	07/01/26 - 07/30/26	30	1,578,160.76	80,987.71	0.00	80,987.71	80,987.71	0.00	0.00	0.00	1,665,411.65
F-RR	N/A	N/A	2,322,949.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,332,168.03
G-RR	N/A	N/A	2,641,798.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,652,282.66
NR-RR	N/A	N/A	11,652,062.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11,698,305.74
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			18,422,564.20	2,646,897.59	0.00	2,646,897.59	165,777.48	0.00	0.00	2,481,120.11	18,661,454.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	38,389,789.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,656,730.14	Master Servicing Fee	4,700.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,288.00
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.16
ARD Interest	0.00	Operating Advisor Fee	1,266.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,656,730.14	Total Fees	9,832.55

Principal		Expenses/Reimbursements
Scheduled Principal	908,669.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	128,409.08
Principal Prepayments	35,000,000.00	Special Servicing Fees (Monthly)	36,036.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,331.54
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	35,908,669.26	Total Expenses/Reimbursements	165,777.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,481,120.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	35,908,669.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	38,389,789.37
Total Funds Collected	38,565,399.40	Total Funds Distributed	38,565,399.40

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	666,950,228.34	666,950,228.34	Beginning Certificate Balance	666,950,228.34
(-) Scheduled Principal Collections	908,669.26	908,669.26	(-) Principal Distributions	35,908,669.26
(-) Unscheduled Principal Collections	35,000,000.00	35,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	631,041,559.08	631,041,559.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	668,685,505.12	668,685,505.12	Ending Certificate Balance	631,041,559.08
Ending Actual Collateral Balance	633,112,135.83	633,112,135.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP
	9,999,999 or less	2	11,553,759.75	1.83%	7	4.8979	0.840556	1.24 or less	8	204,726,424.51	32.44%	5	4.7933	0.997663
10,000,000 to 19,999,999		7	90,962,324.29	14.41%	5	4.8614	1.425834	1.25 to 1.49	4	60,067,355.08	9.52%	6	5.0747	1.417980
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.74	1	16,591,449.73	2.63%	6	5.3100	1.590000
25,000,000 to 49,999,999		10	341,593,036.45	54.13%	5	4.6125	1.749027	1.75 to 1.99	3	116,067,713.75	18.39%	(4)	4.7369	1.846329
	50,000,000 or greater	1	60,386,644.43	9.57%	(12)	4.6100	1.795500	2.00 or greater	4	107,042,821.85	16.96%	5	4.0052	2.944491
	Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830	Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	126,545,794.16	20.05%	4	4.8375	NAP
							Defeased	12	126,545,794.16	20.05%	4	4.8375	NAP
California	4	78,113,481.54	12.38%	6	4.0800	1.719303
							Lodging	7	144,669,923.01	22.93%	4	4.6175	2.506901
Connecticut	2	78,681,069.32	12.47%	5	5.0775	1.383938
							Mixed Use	5	177,001,566.91	28.05%	6	4.9501	1.132512
Florida	2	32,265,039.22	5.11%	7	4.5487	1.746643
							Office	6	157,564,050.10	24.97%	(1)	4.3904	1.615039
Hawaii	2	62,250,000.00	9.86%	3	4.1995	3.373293
							Retail	7	25,260,224.90	4.00%	4	4.6237	1.096065
Illinois	2	61,957,789.04	9.82%	(12)	4.6059	1.777300
							Totals	37	631,041,559.08	100.00%	3	4.6985	1.686830
Indiana	1	1,230,580.93	0.20%	3	4.4480	1.077800

Kansas	1	1,956,412.36	0.31%	3	4.4480	1.077800

Michigan	1	5,288,720.53	0.84%	7	4.7770	0.282200

New Hampshire	3	5,808,276.99	0.92%	3	4.4480	1.077800

New York	1	48,895,414.08	7.75%	6	4.6900	0.878900

Ohio	3	79,106,152.83	12.54%	6	5.0986	1.344158

Oregon	1	10,463,828.96	1.66%	5	4.9700	1.372000

Washington	1	10,009,985.51	1.59%	4	5.1800	2.421100

Wisconsin	1	28,469,013.61	4.51%	4	4.8900	0.932700

Totals	37	631,041,559.08	100.00%	3	4.6985	1.686830

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP
	3.99999% or less	1	34,782,836.34	5.51%	8	3.3194	2.327700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	108,972,003.38	17.27%	4	4.3053	2.609243	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	9	265,010,483.01	42.00%	1	4.7723	1.191048	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	5	95,730,442.19	15.17%	5	5.2591	1.716800	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830	49 months or greater	20	504,495,764.92	79.95%	3	4.6636	1.675512
								Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP
	84 months or less	20	504,495,764.92	79.95%	3	4.6636	1.675512	Interest Only	4	137,250,000.00	21.75%	4	4.5201	2.253370
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	16	367,245,764.92	58.20%	3	4.7172	1.459550
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830	Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	126,545,794.16	20.05%	4	4.8375	NAP			No outstanding loans in this group
Underwriter's Information		2	46,591,449.73	7.38%	4	4.5950	3.444418
	12 months or less	16	398,442,486.22	63.14%	3	4.6741	1.582275
	13 months to 24 months	2	59,461,828.97	9.42%	5	4.6470	0.914245
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	631,041,559.08	100.00%	3	4.6985	1.686830
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	656120631	OF	Chicago	IL	Actual/360	4.610%	239,718.20	0.00	0.00	N/A	08/06/25	08/06/27	60,386,644.43	60,386,644.43	08/06/26
4	306931003	LO	Honolulu	HI	Actual/360	4.199%	116,623.61	0.00	0.00	N/A	11/01/26	--	32,250,000.00	32,250,000.00	08/01/26
4A	306931004	LO	Honolulu	HI	Actual/360	4.199%	108,487.08	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	08/01/26
5	307531005	MU	Cleveland	OH	Actual/360	5.310%	152,135.67	88,981.44	0.00	N/A	02/06/27	--	33,271,879.85	33,182,898.41	07/06/26
5A	307531105	MU	Cleveland	OH	Actual/360	5.310%	76,067.84	44,490.71	0.00	N/A	02/06/27	--	16,635,940.44	16,591,449.73	07/06/26
6	307531006	MU	New York	NY	Actual/360	4.690%	197,821.32	87,098.99	0.00	N/A	02/06/27	--	48,982,513.07	48,895,414.08	06/06/25
7	307531007	MU	Stamford	CT	Actual/360	4.970%	209,706.39	0.00	0.00	N/A	01/01/27	--	49,000,000.00	49,000,000.00	08/01/26
9	306881119	OF	Sunnyvale	CA	Actual/360	3.319%	99,694.93	95,349.87	0.00	N/A	04/01/27	--	34,878,186.21	34,782,836.34	08/01/26
10	656100536	SS	Long Island City	NY	Actual/360	4.735%	74,268.67	40,294.92	0.00	11/06/26	02/06/27	11/06/26	18,214,885.93	18,174,591.01	08/06/26
10A	656100537	SS	Long Island City	NY	Actual/360	4.735%	50,637.73	27,473.81	0.00	11/06/26	02/06/27	11/06/26	12,419,240.24	12,391,766.43	08/06/26
11	307531011	LO	Various	FL	Actual/360	4.990%	132,124.83	66,273.10	0.00	N/A	12/06/26	--	30,748,554.89	30,682,281.79	08/06/26
12	656120627	MU	Cincinnati	OH	Actual/360	4.740%	119,987.89	64,983.00	0.00	N/A	02/06/27	--	29,396,787.69	29,331,804.69	11/06/25
13	307531013	LO	Greenwich	CT	Actual/360	5.255%	134,589.50	61,552.77	0.00	N/A	12/01/26	--	29,742,622.09	29,681,069.32	08/01/26
14	307090006	RT	Fairlawn	OH	Actual/360	3.314%	99,880.28	35,000,000.00	0.00	N/A	10/01/26	--	35,000,000.00	0.00	08/01/26
15	307531015	OF	Independence	OH	Actual/360	4.600%	126,489.74	50,372.57	0.00	N/A	01/06/27	--	31,932,893.69	31,882,521.12	08/06/26
16	307531016	OF	West Allis	WI	Actual/360	4.890%	120,086.92	49,551.18	0.00	N/A	12/06/26	--	28,518,564.79	28,469,013.61	07/06/26
19	656120630	LO	Miami Beach	FL	Actual/360	4.440%	99,406.67	0.00	0.00	N/A	03/06/27	--	26,000,000.00	26,000,000.00	08/06/26
21	656120612	OF	Cupertino	CA	Actual/360	4.770%	76,027.89	28,281.39	0.00	N/A	01/06/27	--	18,509,528.09	18,481,246.70	08/06/26
22	656120625	OF	Long Beach	CA	Actual/360	4.820%	62,061.37	24,182.12	0.00	N/A	11/06/26	--	14,952,544.50	14,928,362.38	08/06/26
23	656120610	RT	Mission Viejo	CA	Actual/360	4.750%	60,182.06	19,629.98	0.00	N/A	01/06/27	--	14,713,439.99	14,693,810.01	08/06/26
24	307531024	MF	Sherman	TX	Actual/360	5.325%	50,146.00	22,245.56	0.00	N/A	01/06/27	--	10,935,974.10	10,913,728.54	08/06/26
25	307090023	RT	Various	Various	Actual/360	4.448%	40,567.09	24,900.95	0.00	N/A	11/01/26	--	10,591,315.84	10,566,414.89	06/01/26
26	307531026	LO	Ashland	OR	Actual/360	4.970%	44,878.70	22,529.99	0.00	N/A	01/06/27	--	10,486,358.95	10,463,828.96	08/06/26
28	307531028	LO	Richland	WA	Actual/360	5.180%	44,743.77	21,001.35	0.00	N/A	12/06/26	--	10,030,986.86	10,009,985.51	08/06/26
29	656120609	OF	La Mesa	CA	Actual/360	4.460%	39,075.77	18,920.04	0.00	N/A	01/06/27	--	10,174,508.53	10,155,588.49	08/06/26
30	307531030	RT	Suwanee	GA	Actual/360	4.965%	32,485.95	25,769.32	0.00	N/A	12/01/26	--	7,598,312.21	7,572,542.89	08/01/26
32	307531032	LO	Pensacola	FL	Actual/360	5.000%	27,031.44	13,230.18	0.00	N/A	03/01/27	--	6,278,269.40	6,265,039.22	08/01/26
34	307531034	OF	Troy	MI	Actual/360	4.777%	21,802.83	11,556.02	0.00	N/A	03/01/27	--	5,300,276.55	5,288,720.53	08/01/26
Totals							2,656,730.14	35,908,669.26	0.00				666,950,228.34	631,041,559.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	37,566,707.51	16,324,822.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	29,103,894.61	6,423,879.91	01/01/26	03/31/26	--	0.00	0.00	240,758.97	240,758.97	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	120,379.49	120,379.49	0.00	0.00
6	0.00	2,376,102.92	01/01/24	09/30/24	08/11/26	13,101,323.83	1,013,767.08	231,367.92	3,196,148.62	0.00	0.00
7	6,222,868.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	33,758,942.48	17,308,418.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,436,385.85	2,056,361.51	01/01/25	09/30/25	08/11/26	18,530,206.70	221,570.47	108,997.86	1,442,042.79	44,497.59	0.00
13	5,118,408.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	11,540,752.49	2,967,758.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	4,991,669.41	0.00	--	--	--	0.00	0.00	169,515.32	169,515.32	0.00	0.00
19	2,904,495.09	2,817,393.61	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,622,510.87	406,680.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,124,648.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,699,115.12	580,010.10	01/01/25	03/31/25	--	0.00	0.00	65,361.06	130,846.24	0.00	0.00
26	1,167,104.76	1,226,579.28	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,865,755.66	2,139,593.02	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,110,671.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	737,092.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	261,764.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	291,403,037.84	201,212,767.46				31,631,530.53	1,235,337.55	936,380.62	5,299,691.43	44,497.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	307090006	35,000,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		35,000,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	10,566,414.89	0	0.00	2	78,227,218.77	0	0.00	0	0.00	0	0.00	0	0.00	1	35,000,000.00	4.698464%	4.614873%	3
07/17/26	1	10,591,315.84	0	0.00	2	78,379,300.76	0	0.00	0	0.00	0	0.00	0	0.00	1	66,667,200.00	4.625885%	4.546017%	4
06/17/26	1	10,617,428.61	0	0.00	2	78,540,999.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.561548%	4.487927%	5
05/15/26	1	10,642,134.91	0	0.00	2	78,691,813.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.561782%	4.488106%	6
04/17/26	1	10,668,060.01	0	0.00	2	78,852,290.89	0	0.00	0	0.00	0	0.00	0	0.00	2	9,348,309.71	4.562031%	4.498030%	7
03/17/26	1	10,692,573.12	0	0.00	3	84,297,666.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.570911%	4.505684%	8
02/18/26	0	0.00	2	40,458,062.65	2	54,758,919.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571198%	4.505911%	9
01/16/26	2	40,545,709.35	0	0.00	2	54,859,918.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571433%	4.516045%	10
12/17/25	1	10,769,481.26	0	0.00	2	54,960,506.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571666%	4.516237%	11
11/18/25	0	0.00	0	0.00	3	65,862,832.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571914%	4.516441%	12
10/20/25	0	0.00	0	0.00	3	65,986,599.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572144%	4.516630%	13
09/17/25	0	0.00	1	5,395,654.45	2	60,722,788.32	0	0.00	2	0.00	0	0.00	0	0.00	2	0.00	4.572388%	4.516831%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	307531005	07/06/26	0	B	240,758.97	240,758.97	0.00	33,271,879.85	10/27/20	13
5A	307531105	07/06/26	0	B	120,379.49	120,379.49	0.00	16,635,940.44	10/27/20	13
6	307531006	06/06/25	13	6	231,367.92	3,196,148.62	94,656.24	50,133,487.57	11/29/24	2
12	656120627	11/06/25	8	6	108,997.86	1,442,042.79	90,362.69	29,930,270.88	01/26/26	2
16	307531016	07/06/26	0	B	169,515.32	169,515.32	0.00	28,518,564.79	04/10/26	98
25	307090023	06/01/26	1	1	65,361.06	130,846.24	0.00	10,617,428.61	06/24/25	13
Totals					936,380.62	5,299,691.43	185,018.93	169,107,572.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		498,318,319	409,524,685	88,793,634		0
7 - 12 Months		132,723,241	132,723,241	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	631,041,559	542,247,925	10,566,415	0	78,227,219	0
Jul-26	666,950,228	577,979,612	10,591,316	0	78,379,301	0
Jun-26	734,582,009	645,423,581	10,617,429	0	78,541,000	0
May-26	735,482,959	646,149,010	10,642,135	0	78,691,814	0
Apr-26	736,440,100	646,919,749	10,668,060	0	78,852,291	0
Mar-26	746,705,979	651,715,739	10,692,573	0	84,297,666	0
Feb-26	747,804,346	652,587,364	0	40,458,063	54,758,919	0
Jan-26	748,713,590	653,307,961	40,545,709	0	54,859,919	0
Dec-25	749,619,078	683,889,091	10,769,481	0	54,960,506	0
Nov-25	750,582,727	684,719,894	0	0	65,862,833	0
Oct-25	751,480,497	685,493,898	0	0	65,986,599	0
Sep-25	752,436,707	686,318,264	0	5,395,654	60,722,788	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	307531005	33,182,898.41	33,271,879.85	362,000,000.00	12/01/17	5,728,333.16	1.43980	03/31/26	02/06/27	186
5A	307531105	16,591,449.73	16,635,940.44	362,000,000.00	12/01/17	27,004,694.00	1.59000	--	02/06/27	186
6	307531006	48,895,414.08	50,133,487.57	41,000,000.00	01/01/26	2,253,980.42	0.87890	09/30/24	02/06/27	246
12	656120627	29,331,804.69	29,930,270.88	11,500,000.00	03/10/26	1,826,186.51	1.09690	09/30/25	02/06/27	245
16	307531016	28,469,013.61	28,518,564.79	99,000,000.00	10/05/16	4,272,215.41	0.93270	12/31/25	12/06/26	246
25	307090023	10,566,414.89	10,617,428.61	32,850,000.00	10/27/25	504,791.10	1.07780	03/31/25	11/01/26	242
Totals		167,036,995.41	169,107,572.14	908,350,000.00		41,590,200.60

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	307531005	MU	OH	10/27/20	13

The Loan remains current at this time. The Borrower continues to explore all its options to raise new equity in anticipation of the maturity in February 2027. There are no substantive updates to report this month.

5A	307531105	MU	OH	10/27/20	13

The Loan remains current at this time. The Borrower continues to explore all its options to raise new equity in anticipation of the maturity in February 2027. There are no substantive updates to report this month.

6	307531006	MU	NY	11/29/24	2

The loan transferred to Special Servicing effective 11/29/2024 for monetary default as the October 2024 payment was not made. The loan collateral is two contiguous three and six-story mixed use office buildings containing a total of 99,393 rentable square feet, located within the Harlem neighborhood of New York. The improvements were built in 2001 & 2008 and most recently renovated in 2017. The property is currently 81% leased to a total of six tenants as of June 2026, which will drop to 73% inNovember 20 26 when a dark retail tenant's lease expires. A Receiver order was entered by the court on 4/4/2025 and the receivership began on 4/29/2025. Most recent inspection from December 2025 reported the property to be in average condition. Motion for summary jud gement related to foreclosure process was granted by the court in May 2026. Strategy is to work with the Receiver to address the sizable list of operating expense payables and tenants who are

	not paying rent, in addition to moving towards foreclosure.
12	656120627	MU	OH	01/26/26	2

The loan transferred into special servicing effective 1/26/26 due to Imminent Monetary Default (Balloon/Maturity Default). The subject is 255,789 SF mixed use (retail/office) property located in Cincinnati, Ohio and built in 1973 and renovated in

2016. Th e July 2026 rent roll shows occupancy at 87%, however, approximately 80% of RBA is Borrower-affiliated and are behind on rental payments. Following a monetary default by the Borrower, the SS commenced the exercise of remedies, including filing a motion to appoint a receiver with the court. On 3/19/26, the judge signed the receivership order appointing receiver. The receivership order was entered on 3/24/26. The Receiver continues to work through the transition. An April

2026 property inspection found the property to be in good overall condition. The inspection noted several deferred maintenance items, which Receiver is currently addressing. SS is dual-tracking remedies alongside negotiations with Borrower.

16	307531016	OF	WI	04/10/26	98

Loan transferred to Special Servicing effective 4/10/26 due to payment default and Borrower's unwillingness to cover operating shortfalls. PNA has been signed as of 4/21/26. Loan is paid to 8/6/26. Borrower has proposed an A/B modification with an extensi on of maturity date at terms not acceptable by Lender. Conversations have transitioned to a DPO front with the Borrower, however, an updated proposal has not been received. The loan is actively cash managed. An updated

	appraisal has been ordered.

25	307090023	RT	Various	06/24/25	13

The Loan was transferred to the Special Servicer on 6/24/2025 due to Imminent Default. The Borrower failed to fund the shortfalls for the 6/1/2025 payment. The collateral consists of a 264K SF retail portfolio spanning across six properties located in Con cord and Keene, NH (3), Bloomingdale, IL (1), Wichita, KS (1), and Fort Wayne, IN (1). There are three (3) Dick's Sporting Goods stores ("DSG", 74% of NRA), one PetSmart (8% of NRA), and one vacant single-tenant retail building. The DSG (previously 18% of NRA) in Wichita, KS, vacated at lease expiration on 3/31/25, which reduced the portfolio cash flow and contributed to the shortfall. Based on the TTM 9/30/2025 financials, the Property reported an

NOI/DSCR/Occ of $1.97MM/1.05x/82%. Borrower has not provi ded recent financials. A receiver is in place at the Ft. Wayne and Bloomingdale properties. Lender is enforcing its legal rights to ultimately take title to the Portfolio with Borrower's

	cooperation.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	307531002	0.00	3.91513%	0.00	3.91513%	8	01/24/23	01/24/23	--
5	307531005	56,930,411.53	5.31000%	56,930,411.53	5.31000%	8	10/13/21	10/13/21	--
5A	307531105	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
11	307531011	0.00	4.99000%	0.00	4.99000%	10	05/01/20	05/06/20	06/11/20
13	307531013	33,679,496.86	5.25500%	33,679,496.86	5.25500%	10	06/23/20	06/01/20	08/11/20
19	656120630	0.00	4.44000%	0.00	4.44000%	10	09/04/20	09/06/20	09/11/20
25	307090023	16,713,001.00	4.44800%	16,713,001.00	4.44800%	8	01/28/21	01/28/21	--
32	307531032	0.00	5.00000%	0.00	5.00000%	10	05/12/20	06/01/20	06/11/20
33	307531033	6,276,365.12	5.16000%	6,276,365.12	5.16000%	8	11/17/20	11/17/20	--
33	307531033	0.00	5.16000%	0.00	5.16000%	8	11/02/20	11/17/20	--
Totals		113,599,274.51		113,599,274.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	656120572 09/17/25	40,000,000.00	48,000,000.00	0.00	0.00	0.00	0.00	40,000,000.00	0.00	262,088.68	39,737,911.32	99.34%
1A	656120573 09/17/25	40,000,000.00	0.00	0.00	0.00	0.00	0.00	40,000,000.00	0.00	262,088.68	39,737,911.32	99.34%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		80,000,000.00	48,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00	0.00	524,177.36	79,475,822.64

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	656120572	12/17/25	0.00	0.00	39,737,911.32	0.00	(262,088.68)	0.00	0.00	839,202.17	41,648,885.99
		09/17/25	0.00	0.00	40,000,000.00	0.00	0.00	40,000,000.00	0.00	809,683.82
1A	656120573	12/17/25	0.00	0.00	39,737,911.32	0.00	(262,088.68)	0.00	0.00	645,386.19	40,689,597.24
		09/17/25	0.00	0.00	40,000,000.00	0.00	0.00	40,000,000.00	0.00	44,211.05
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	79,475,822.64	0.00	(524,177.36)	80,000,000.00	0.00	2,338,483.23	82,338,483.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,162.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	3,581.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	10,544.85	0.00	0.00	52,854.74	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,328.48	0.00	0.00	75,554.34	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	6,139.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,280.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	674.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	657.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,036.86	0.00	1,331.54	128,409.08	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		165,777.48

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-C05 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 25 of 25